Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000130396
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CIBC Atlas Disciplined Equity Fund, Institutional Class Shares
C000130893
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares
C000130895
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CIBC Atlas Income Opportunities Fund, Institutional Class Shares
C000195841
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CIBC Atlas All Cap Growth Fund, Institutional Class Shares
C000195839
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CIBC Atlas Equity Income Fund, Institutional Class Shares
C000212351
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CIBC Atlas International Growth Fund, Institutional Class Shares
Without Sales Load [Member] | C000130396
Average Annual Return [Line Items]
Average Annual Return, Percent		13.26%	13.21%		12.63%
Without Sales Load [Member] | C000130893
Average Annual Return [Line Items]
Average Annual Return, Percent		7.29%	8.78%		8.83%
Without Sales Load [Member] | C000130895
Average Annual Return [Line Items]
Average Annual Return, Percent		8.30%	8.91%		8.68%
Without Sales Load [Member] | C000195841
Average Annual Return [Line Items]
Average Annual Return, Percent		10.77%	12.49%		14.15%
Without Sales Load [Member] | C000195839
Average Annual Return [Line Items]
Average Annual Return, Percent		4.68%	12.77%		11.55%
Without Sales Load [Member] | C000212351
Average Annual Return [Line Items]
Average Annual Return, Percent		23.93%	9.91%	8.73%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	17.64%		14.64%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%		14.08%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	17.64%		14.64%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%		14.08%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		21.14%	17.05%		14.39%
MSCI ACWI ex-USA Index (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	MSCI ACWI ex-USA Index (USD) (Gross)
Average Annual Return, Percent		25.62%	11.75%	9.95%
Russell Midcap Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell Midcap Growth Index (USD) (TR)
Average Annual Return, Percent		19.59%	11.17%		12.65%
Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent		15.12%	10.31%		9.69%
Bloomberg U.S. Government/Credit Index (USD (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Government/Credit Index (USD (TR)
Average Annual Return, Percent		5.75%	(0.38%)		2.05%
Russell 3000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index (USD)
Average Annual Return, Percent		29.59%	18.59%		17.71%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	ACWI – All Country World Index